Income Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance	$ 91,315,000	$ 73,930,000
Unrecognized tax benefits	0
Accrual for interest and penalties for uncertain tax positions	0	0
Star Peak Energy Transition Corp [Member]
Income tax expense	0	0
Valuation allowance	706,328	2,185
Unrecognized tax benefits	0	0
Accrual for interest and penalties for uncertain tax positions	$ 0	$ 0